LEASES - Financing Lease Commitments (Details) - USD ($)	9 Months Ended
	Oct. 31, 2019	May 31, 2019	Jan. 31, 2019	Mar. 31, 2018	Jan. 31, 2018
Financing lease commitments
2020	$ 11,000
2021	43,000
2022	22,000
2023	5,000
Total	81,000
Leased asset value	186,000		$ 148,000		$ 109,000
Total future payments of interest	$ 7,000
Laboratory Equipment
Financing lease commitments
Leased asset value		$ 54,000		$ 61,000